PROPERTY, PLANT AND EQUIPMENT, NET (Details Textual)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($) m²	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) m²	Dec. 31, 2016 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Depreciation, Depletion and Amortization | $	$ 310,953	$ 338,798	$ 899,277	$ 1,034,414	$ 1,322,946	$ 1,009,205
Construction in Progress [Member]
Area of Land | m²	450		450